Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense/(benefit) included in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	Year Ended December 31,
	2013(1)	2012	2011
Current income tax expense
U.S. Federal	$1,630	$—	$—
State and local	677	—	—
Total current income tax expense	2,307	—	—

Deferred income tax benefit
U.S. Federal	(390)	—	—
State and local	(74)	—	—
Total deferred income tax benefit	(464)	—	—
Total income tax expense	$1,843	$—	$—

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory income tax rate	35.00%	—%	—%
Increase (decrease) in tax rate resulting from:
State and local income taxes net of federal benefit	0.39%	—%	—%
Non-controlling interests	(33.63)%	—%	—%
Other	0.09%	—%	—%
Effective tax rate	1.85%	—%	—%

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Deferred Tax Assets and Liabilities
The components of the deferred income taxes as of December 31, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31,
	2013(1)	2012
Deferred tax assets
Other	$1	$—
Unrealized loss on available-for-sale securities(2)	21	—
Deferred revenue	104	—
Net operating loss carryforward(3)	6,717	—
Accrued liabilities and reserves	1,815	—
Stock-based compensation	840	—
Total deferred tax assets	$9,498	$—

Deferred tax liabilities
Intangible assets	$32,603	$—
Goodwill	410	—
Fixed assets	52	—
Total deferred tax liabilities	$33,065	$—
Net deferred tax liability	$23,567	$—
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
(2) Included in other comprehensive income.
(3) Net operating loss carryforwards totaling approximately $14.2 million expire through 2033 and are subject to limitations pursuant to Section 382 of the Internal Revenue Code. $5.7 million of the Company’s total net operating loss carryforwards tax impact is related to U.S. federal taxes and $1.0 million is related to state taxes.